Offerings	Jul. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,499,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,011.90
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purposes of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	See footnote (1).